9. COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Tables
Future minimum lease payments
Fiscal year
2013	$14,634
2014	60,093
2015	62,169
2016	64,299
2017	66,519
2018	16,770
$284,484

Fiscal year
2013	$25,917
2014	26,917
2015	16,042
$68,876